UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      November 8, 2000

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 105
Form 13F Information Table Value Total: $1,098,953,096

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      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,863,540      48,247 N        X                        48,247
 American International Gro COMMON 026874107      18,659,063     195,000 N        X                       195,000
 Alkermes, Inc.             COMMON 01642T108       4,635,000     120,000 N        X                       120,000
 Allaire Corporation        COMMON 016714107       3,400,000     400,000 N        X                       400,000
 Annuity and Life Re (Holdi COMMON G03910109      14,475,000     600,000 N        X                       600,000
 AmerUs Group Co.           COMMON 030732101       9,656,250     375,000 N        X                       375,000
 AMR Corporation            COMMON 001765106      26,200,000     800,000 N        X                       800,000
 Avis Group Holdings, Inc.  COMMON 053790101       1,925,625      65,000 N        X                        65,000
 Avanex Corporation         COMMON 05348W109       8,076,563      75,000 N        X                        75,000
 AXENT Technologies, Inc.   COMMON 05459C108       2,587,500     120,000 N        X                       120,000
 AXT, Inc.                  COMMON 00246W103       4,181,250     100,000 N        X                       100,000
 Bestfoods                  COMMON 08658U101       2,546,250      35,000 N        X                        35,000
 Bangor Hydro-Electric Comp COMMON 060077104       1,935,000      80,000 N        X                        80,000
 Bookham Technology plc     COMMON 09856Q108         214,375       5,000 N        X                         5,000
 Barnett Inc.               COMMON 068062108       1,828,750     140,000 N        X                       140,000
 Buffets, Inc.              COMMON 119882108      27,328,125   1,987,500 N        X                     1,987,500
 BioReliance Corporation    COMMON 090951104       4,755,000     317,000 N        X                       317,000
 Berkshire Hathaway Inc.    COMMON 084670108      20,286,000         315 N        X                           315
 Brooks Automation, Inc.    COMMON 11434A100       5,796,875     175,000 N        X                       175,000
 Brooktrout, Inc.           COMMON 114580103       5,764,063     175,000 N        X                       175,000
 Coca-Cola Enterprises Inc. COMMON 191219104       8,367,188     525,000 N        X                       525,000
 Central Securities Corpora COMMON 155123102       2,367,360      65,760 N        X                        65,760
 Costco Companies, Inc.     COMMON 22160K105      20,962,500     600,000 N        X                       600,000
 Cox Communications, Inc. - COMMON 224044107      19,890,000     520,000 N        X                       520,000
 Cirrus Logic, Inc.         COMMON 172755100      17,132,813     425,000 N        X                       425,000
 Cisco Systems, Inc.        COMMON 17275R102      35,360,000     640,000 N        X                       640,000
 Covance Inc.               COMMON 222816100       6,140,625     750,000 N        X                       750,000
 DuPont Photomasks, Inc.    COMMON 26613X101       4,993,750      85,000 N        X                        85,000
 Engineering Animation, Inc COMMON 292872108       1,071,438      79,000 N        X                        79,000
 EMCORE Corporation         COMMON 290846104      16,631,250     400,000 N        X                       400,000
 Ethan Allen Interiors Inc. COMMON 297602104       7,785,938     275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370100      42,087,750   1,650,500 N        X                     1,650,500
 4Front Technologies, Inc.  COMMON 351042106       3,364,688     185,000 N        X                       185,000
 Fort James Corporation     COMMON 347471104       1,833,750      60,000 N        X                        60,000
 First Midwest Bancorp, Inc COMMON 320867104       9,451,875     355,000 N        X                       355,000
 Fusion Medical Technologie COMMON 361128101         392,500      40,000 N        X                        40,000
 Golden West Financial      COMMON 381317106      25,740,000     480,000 N        X                       480,000
 GelTex Pharmaceuticals, In COMMON 368538104      14,043,750     300,000 N        X                       300,000
 GPU, Inc.                  COMMON 36225X100       3,568,125     110,000 N        X                       110,000
 The Home Depot, Inc.       COMMON 437076102     113,550,938   2,145,000 N        X                     2,145,000
 HNC Software Inc.          COMMON 40425P107       1,675,000     100,000 N        X                       100,000
 Huntingdon Life Sciences   COMMON 445891203         131,250      70,000 N        X                        70,000
 Ibis Technology Corporatio COMMON 450909106       2,451,094      67,500 N        X                        67,500
 IDEC Pharmaceuticals Corpo COMMON 449370105      64,006,172     365,000 N        X                       365,000
 IPALCO Enterprises, Inc.   COMMON 462613100       1,372,500      60,000 N        X                        60,000
 John Hancock Financial Ser COMMON 41014S106      12,765,625     475,000 N        X                       475,000
 Johns Manville Corporation COMMON 478129109       2,828,125     250,000 N        X                       250,000
 Johnson & Johnson          COMMON 478160104       7,280,156      77,500 N        X                        77,500
 Keebler Foods Company      COMMON 487256109       3,150,000      75,000 N        X                        75,000
 Lilly Industries, Inc.     COMMON 532491107       2,814,375      95,000 N        X                        95,000
 Lam Research Corporation   COMMON 512807108      10,468,750     500,000 N        X                       500,000
 Magainin Pharmaceuticals I COMMON 559036108         843,750     270,000 N        X                       270,000
 Manugistics Group, Inc.    COMMON 565011103      15,209,375     155,000 N        X                       155,000
 MetaCreations Corporation  COMMON 591016100       2,587,500     230,000 N        X                       230,000
 Medtronic, Inc.            COMMON 585055106      15,025,625     290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102      14,600,250     189,000 N        X                       189,000
 MetLife, Inc.              COMMON 59156R108       6,562,500     250,000 N        X                       250,000
 MIPS Technologies, Inc. Cl COMMON 604567206       5,144,524     133,624 N        X                       133,624
 Mallinckrodt Inc.          COMMON 561232109       2,737,500      60,000 N        X                        60,000
 Mitel Corporation          COMMON 606711109       4,715,000     230,000 N        X                       230,000
 Molex Incorporated Class A COMMON 608554200      26,064,188     629,000 N        X                       629,000
 MascoTech, Inc.            COMMON 574670105         828,125      50,000 N        X                        50,000
 M&T Bank Corporation       COMMON 55261F104      22,950,000      45,000 N        X                        45,000
 National Commerce Bancorpo COMMON 635449101       6,479,688     325,000 N        X                       325,000
 NCR Corporation            COMMON 62886E108       7,537,500     200,000 N        X                       200,000
 Nvest Companies, L.P.      COMMON 67065F107       3,228,750      82,000 N        X                        82,000
 NTL Incorporated           COMMON 629407107      12,735,937     275,000 N        X                       275,000
 Annaly Mortgage Management COMMON 035710409       5,018,750     550,000 N        X                       550,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103      12,600,000     180,000 N        X                       180,000
 PepsiCo, Inc.              COMMON 713448108       9,200,000     200,000 N        X                       200,000
 Petco Animal Supplies, Inc COMMON 716016100       2,508,438     115,000 N        X                       115,000
 Pfizer Inc                 COMMON 717081103      35,485,195     790,000 N        X                       790,000
 Parametric Technology      COMMON 699173100       3,281,250     300,000 N        X                       300,000
 PRI Automation, Inc.       COMMON 69357H106       3,650,000     200,000 N        X                       200,000
 PSC Inc.                   COMMON 69361E107       1,125,000     375,000 N        X                       375,000
 PSS World Medical, Inc.    COMMON 69366A100       1,377,500     380,000 N        X                       380,000
 Everest Re Group, Ltd.     COMMON G3223R108      42,075,000     850,000 N        X                       850,000
 Repsol, S.A. - ADR         COMMON 76026T205      13,256,250     700,000 N        X                       700,000
 Reinsurance Group of Ameri COMMON 759351109      11,987,500     350,000 N        X                       350,000
 Royce Value Trust          COMMON 780910105         907,977      62,888 N        X                        62,888
 Spherion Corporation       COMMON 848420105         769,969      64,500 N        X                        64,500
 Silicon Graphics, Inc.     COMMON 827056102       2,600,813     630,500 N        X                       630,500
 Shaw Industries, Inc.      COMMON 820286102       3,700,000     200,000 N        X                       200,000
 S3 Incorporated            COMMON 784849101       2,650,313     257,000 N        X                       257,000
 Synopsys, Inc.             COMMON 871607107      10,415,625     275,000 N        X                       275,000
 SPSS Inc.                  COMMON 78462K102       2,560,594      95,500 N        X                        95,500
 SunTrust Banks, Inc.       COMMON 867914103      11,720,625     235,000 N        X                       235,000
 Smallworldwide plc         COMMON 83168P108       3,962,500     200,000 N        X                       200,000
 The TJX Companies, Inc.    COMMON 872540109      30,375,000   1,350,000 N        X                     1,350,000
 Thermo Electron Corporatio COMMON 883556102       4,550,000     175,000 N        X                       175,000
 Transatlantic Holdings, In COMMON 893521104      18,500,000     200,000 N        X                       200,000
 Transaction Systems Archit COMMON 893416107       4,875,000     300,000 N        X                       300,000
 Tri-Continental Corporatio COMMON 895436103       1,416,445      54,218 N        X                        54,218
 Union Carbide Corporation  COMMON 905581104       3,020,000      80,000 N        X                        80,000
 Uniroyal Technology Corpor COMMON 909163107      11,490,000     766,000 N        X                       766,000
 Visteon Corporation        COMMON 92839U107       2,654,438     175,500 N        X                       175,500
 Triangle Pharmaceuticals,  COMMON 89589H104         843,750     100,000 N        X                       100,000
 Wind River Systems, Inc.   COMMON 973149107       7,190,625     150,000 N        X                       150,000
 Wesley Jessen VisionCare,  COMMON 951018100       2,690,625      70,000 N        X                        70,000
 Waste Management, Inc.     COMMON 94106L109       7,201,688     413,000 N        X                       413,000
 Wal-Mart Stores, Inc.      COMMON 931142103      27,431,250     570,000 N        X                       570,000
 XL Capital Ltd             COMMON G98255105      11,174,000     151,000 N        X                       151,000
 MYND Corporation           COMMON 628551103       2,700,000     200,000 N        X                       200,000
 Young & Rubicam Inc.       COMMON 987425105       2,524,500      51,000 N        X                        51,000
 Ziff-Davis Inc.            COMMON 989511100       2,418,750     300,000 N        X                       300,000

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